Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 783,305	$ 122,918	¥ 750,375	¥ 601,730